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United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Quarter Ended March 31, 2010

Check here if Amendment [  ];
Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
					      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  	Apex Capital, LLC
Address:  	25 Orinda Way, Suite 300
		Orinda, CA  94563

13F File Number:  28-6260

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.






Person Signing this Report on Behalf of Reporting Manager:

Name:			Sanford J. Colen
Title:		Manager & Principal
Phone:		925-253-1800
Signature, Place, and Date of Signing:



______________________________
Sanford J. Colen,				Orinda, CA	April 21, 2010

Report Type (Check only one.):

[x]	13F Holdings Report.
[  ]	13F Notice.
[  ]	13F Combination Report.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	60

Form 13F Information Table Value Total (x $1000):   $865,694

List of Other Included Mangers:

No.	13F File Number	Name:
01	28-6260		Apex Capital, LLC





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Item 1:				 Item 2:		Item 3:	 	Item 4: 	Item 5: 	Item 6:		Item 7:
	Item 8:
Name of Issuer		 Title of Class		CUSIP	 #	Fair Mkt 	Shares of 	Investment	Managers	Voting
Authority
				 					Value	 	Principal	Discretion	See Instr. V	(Shares)
									(x $1000)	Amount	(c) Shared-Other		(b) Shared
		 	  		    							Other

ACACIA RESEARCH - ACACIA TEC	common stock		3881307	 	 $31,263 	 2,886,700 	other	1	x
AETNA INC			common stock		00817Y108	 $5,267 	 150,000 		other	1	x
AKAMAI TECHNOLOGIES		common stock		00971T101	 $9,426 	 300,000 		other	1	x
ALKERMES INC			common stock		01642T108	 $12,970 	 1,000,000 	other	1	x
ALLERGAN INC			common stock		18490102	 $6,532 	 100,000 		other	1	x
AMEDISYS INC			put option		23436108	 $4,970 	 90,000 		other	1	x
ANADARKO PETROLEUM CORP		common stock		32511107	 $6,555 	 90,000 		other	1	x
APPLE INC			common stock		37833100	 $58,750 	 250,000 		other	1	x
APPLE INC			call option		37833100	 $47,000 	 200,000 		other	1	x
AUXILIUM PHARMACEUTICALS INC	common stock		05334D107	 $5,297 	 170,000 		other	1	x
BANK OF AMERICA CORP		common stock		60505104	 $4,463 	 250,000 		other	1	x
BEST BUY INC			call option		086516AF8	 $10,635 	 250,000 		other	1	x
BIOVAIL CORP			common stock		09067J109	 $26,832 	 1,600,000 	other	1	x
CADENCE DESIGN SYS INC		common stock		127387108	 $21,678 	 3,250,000 	other	1	x
CME GROUP INC			common stock		12572Q105	 $6,322 	 20,000 		other	1	x
COINSTAR INC			common stock		19259P300	 $4,729 	 145,500 		other	1	x
COLLECTIVE BRANDS INC		common stock		19421W100	 $14,781 	 650,000 		other	1	x
COSTCO WHOLESALE CORP		common stock		22160K105	 $11,942 	 200,000 		other	1	x
DECKERS OUTDOOR CORP		common stock		243537107	 $15,139 	 109,700 		other	1	x
DECKERS OUTDOOR CORP		call option		243537107	 $6,900 	 50,000 		other	1	x
DENBURY RESOURCES INC		common stock		247916208	 $10,544 	 625,000 		other	1	x
DOLLAR TREE INC			common stock		256746108	 $5,715 	 96,500 		other	1	x
DYAX CORP			common stock		2.67E+107	 $5,968 	 1,750,000 	other	1	x
EBAY INC			common stock		278642103	 $13,484 	 500,000 		other	1	x
EXXON MOBIL CORP		call option		30231G102	 $20,094 	 300,000 		other	1	x
FOOT LOCKER INC			common stock		344849104	 $15,792 	 1,050,000 	other	1	x
FOSTER WHEELER AG		common stock		B4Y5TZ6	 	$9,499 	 350,000 		other	1	x
GOLDMAN SACHS GROUP INC		call option		38141G104	 $13,650 	 80,000 		other	1	x
GYMBOREE CORP			common stock		403777105	 $9,037 	 175,000 		other	1	x
ICONIX BRAND GROUP INC		common stock		451055107	 $15,360 	 1,000,000 	other	1	x
INVERNESS MEDICAL INNOVATION	common stock		46126P106	 $19,475 	 500,000 		other	1	x
KEYCORP				common stock		493267108	 $4,069 	 525,000 		other	1	x
LAMAR ADVERTISING CO-CL A	common stock		512815101	 $24,045 	 700,000 		other	1	x
LIZ CLAIBORNE INC		common stock		539320101	 $7,653 	 1,030,000 	other	1	x
MCDONALDS CORP			call option		580135101	 $16,680 	 250,000 		other	1	x
MEDICINES COMPANY		common stock		584688105	 $5,096 	 650,000 		other	1	x
MGIC INVESTMENT CORP		common stock		552848103	 $15,907 	 1,450,000 	other	1	x
MOMENTA PHARMACEUTICALS INC	call option		60877T100	 $1,497 	 100,000 		other	1	x
MONSTER WORLDWIDE INC		common stock		611742107	 $24,915 	 1,500,000 	other	1	x
NAVISTAR INTERNATIONAL		common stock		6.39E+112	 $14,600 	 326,400 		other	1	x
NOBLE ENERGY INC		common stock		655044105	 $2,920 	 40,000 		other	1	x
OPENTABLE INC			common stock		68372A104	 $31,839 	 835,000 		other	1	x
PENTAIR INC			common stock		709631105	 $14,177 	 398,000 		other	1	x
PETROHAWK ENERGY CORP		common stock		716495106	 $6,084 	 300,000 		other	1	x
PFIZER INC			common stock		717081103	 $15,435 	 900,000 		other	1	x
SAVIENT PHARMACEUTICALS INC	common stock		80517Q100	 $7,225 	 500,000 		other	1	x
SCHLUMBERGER LTD		common stock		806857108	 $5,077 	 80,000 		other	1	x
SOLUTIA INC			common stock		834376501	 $10,472 	 650,000 		other	1	x
SOTHEBY'S			common stock		835898107	 $15,545 	 500,000 		other	1	x
STERICYCLE INC			common stock		858912108	 $13,625 	 250,000 		other	1	x
TENCENT HOLDINGS LTD		common stock		B01CT30		 $301 	 15,000 		other	1	x
TIVO INC			common stock		888706108	 $30,834 	 1,800,000 	other	1	x
TIVO INC			call option		888706108	 $8,565 	 500,000 		other	1	x
URBAN OUTFITTERS INC		common stock		917047102	 $30,456 	 800,000 		other	1	x
VISA INC-CLASS A SHARES		common stock		92826C839	 $45,515 	 500,000 		other	1	x
VISA INC-CLASS A SHARES		call option		92826C839	 $22,758 	 250,000 		other	1	x
VISTAPRINT N V			put option		N93540107	 $5,737 	 100,000 		other	1	x
WALGREEN CO			common stock		931422109	 $12,982 	 350,000 		other	1	x
WARNACO GROUP INC/THE		common stock		934390402	 $14,313 	 300,000 		other	1	x
WATSON PHARMACEUTICALS INC	common stock		942683103	 $7,310 	 175,000 		other	1	x
   TOTAL									 $865,694
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